UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-3696

Reserve Municipal Money-Market Trust II
(Exact name of registrant as specified in charter)

The Reserve 1250 Broadway 32nd Floor New York, NY		10001
(Address of principal executive offices)		(Zip code)

The Reserve 1250 Broadway 32nd Floor New York, NY 10001
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-401-5500

Date of fiscal year end:	May 31st

Date of reporting period:	Quarter Ended August 31, 2007

Item 1.         Schedule of Investments

RESERVE MUNICIPAL MONEY-MARKET TRUST II - INTERSTATE TAX-EXEMPT FUND

SCHEDULE OF NET ASSETS - AUGUST 31, 2007 (Unaudited)

Principal
Amount	TAX-EXEMPT OBLIGATIONS - 94.00%	Value

	ARIZONA - 5.2%
$2,000,000	Apache County IDA for Tucson Electric Power Co., Series 83 A, 3.90%, 12/1/20(a)	$2,000,000
1,965,000	Apache County IDA for Tucson Electric Power Co., Series 83B, 3.99%, 12/15/18(a)	1,965,000
15,812,000	Apache County IDA for Tucson Electric Power Co., Series 83C, 3.90%, 12/15/18(a)	15,812,000
3,960,000	Arizona HFA for Arizona Volunteer Hospital, Series B, 3.97%, 10/1/15(a)	3,960,000
90,000	Arizona HFA for Banner Health, Series A, 3.93%, 1/1/29(a)	90,000
200,000	Arizona HFA for Catholic West, Series B, 3.94%, 7/1/35 (a)	200,000
3,400,000	Arizona HFA for Royal Oaks Project, 3.98%, 3/1/27(a)	3,400,000
40,000	Coconino PCR for Arizona Public Service Co. Project, 3.98%, 11/1/33(a)	40,000
490,000	Maricopa County IDA FNMA for Las Gardenias Apartments A, 4.00%, 4/15/33(a)	490,000
40,000	McAllister Village for Arizona State University Project, 4.05%, 7/1/45(a)(b)	40,000
45,000	Mesa IDA for Discovery Health, Series B, 3.86%, 1/1/29(a)	45,000
400,000	Phoenix Civic Impact for WSR Series A, 3.95%, 7/1/23 (a)	400,000
120,000	Phoenix IDA MHR for Paradise Lakes Apartments Project, 3.95%, 7/1/25(a)	120,000
890,000	Phoenix IDR for Del Mar Terrace, 4.00%, 10/1/29(a)	890,000
500,000	Pima County IDA for Broadway Properties Retirement Community, 3.99%, 12/1/25 (a)	500,000
3,290,000	Pima County IDR for Tucson Electric Power Co., Series 82-A, 3.99%, 12/1/22(a)	3,290,000
100,000	Pine Ridge Village for Northern Arizona University Project, 3.98%, 6/1/33 (a)	100,000
6,540,000	Salt River Pima for Indian Community, 4.00%, 10/1/26(a)	6,540,000
2,665,000	Scottsdale IDA for Notre Dame, Series A, 3.96%, 5/1/21(a)	2,665,000
240,000	Scottsdale IDA for Scottsdale Healthcare, Series A, 3.92%, 9/1/30(a)	240,000
5,180,000	Scottsdale IDA for Scottsdale Healthcare, Series C, 3.92%, 9/1/35(a)	5,180,000
70,000	Yavapai County IDA HRB for Yavapai Regional Medical Center, Series A, 3.97%, 12/1/26(a)	70,000
		48,037,000
	CALIFORNIA - 1.5%
1,300,000	California GO Bonds, Sub-Series A-1, 3.90%, 5/1/40 (a)	1,300,000
775,000	California HFA Revenue, Series P, 4.15%, 2/1/27 (a)	775,000
500,000	California State Department of Water and Power, Subseries G-7, 3.9%, 5/1/17 (a)	500,000
2,000,000	California State Water Reserve Power Supply Revenue, 3.83%, 5/1/22 (a)	2,000,000
1,000,000	California Statewide CDA for Covenant Retirement Community, 3.83%, 12/1/25 (a)	1,000,000
4,840,000	California TFA, 4.05%, 10/1/27 (a)	4,840,000
3,330,000	Vernon National Gas Financing Agency for Vernon Gas Project, Series C, 3.85%, 8/1/21 (a)	3,330,000
		13,745,000
	COLORADO - 0.7%
6,600,000	Colorado ECFA for Bear Creek School Project, 3.98%, 10/1/32(a)	6,600,000

	CONNECTICUT - 0.7%
120,000	Connecticut DAR for Independent Living Project, 3.93%, 7/1/15(a)	120,000
830,000	Connecticut DAR for Pierce Memorial Baptist, 3.90%, 10/1/28(a)	830,000
1,205,000	Connecticut DAR for Solid Waste, 3.97%, 8/1/23(a)	1,205,000
300,000	Connecticut GO, Series 97-B, 3.90%, 5/15/14(a)	300,000
300,000	Connecticut HEFA for Health Care Capital Asset, Series A-1, 4.00%, 7/1/31(a)	300,000
1,705,000	Connecticut HEFA for Hotchkiss School, Series A, 4.05%, 7/1/30(a)(b)	1,705,000
100,000	Connecticut HEFA for Klingberg Family Center, 4.00%, 7/1/32(a)	100,000
15,000	Connecticut HFA for Housing Mortgage Financing Program, Series B-3, 4.00%, 5/15/33(a)	15,000
830,000	Connecticut Special Tax Obligation for Transportation Infrastructure, Series 1, 4.05%, 9/1/20(a)	830,000
800,000	New Canaan Housing Authority for Village at Waveny Care Center, 3.90%, 1/1/22(a)	800,000
		6,205,000
	FLORIDA - 14.3%
10,325,000	Broward County EFA for City College Project, 4.00%,11/1/31(a)(b)	10,325,000
600,000	Charlotte County for Utility Revenue, Series A, 3.97%, 10/1/21 (a)	600,000
2,645,000	Charlotte County for Utility Revenue, Series B, 4.00%, 10/1/21 (a)	2,645,000
200,000	Dada County IDA for Power and Light, 3.99%, 4/1/20 (a)	200,000
5,300,000	Dade County IDA for Florida Water Service Revenue, 3.92%, 10/5/22(a)	5,300,000
3,145,000	Florida HFC Multifamily for Collins Cove Apartments, Series W, 3.99%, 2/1/36(a)	3,145,000
1,700,000	Florida HFC Multifamily for Wellesley Apartments, Series O, 3.99%, 8/1/35(a)	1,700,000
3,080,000	Jacksonville District Energy System, Series A, 3.97%, 10/1/34 (a)	3,080,000

1,400,000	Jacksonville HFA for Baptist Medical Center, 3.96%, 8/15/34 (a)	1,400,000
1,000,000	Jacksonville HFA for Baptist Vicnts Ambulatory, 4.00%, 8/15/33(a)	1,000,000
29,830,000	Miami-Dade County IDA for Airis Miami LLC, Series A, 4.10%, 10/15/25(a)	29,830,000
485,000	Orange County EFA for Rollins College Project, 4.00%, 5/1/31 (a)(b)	485,000
2,250,000	Orange County HCF for Orlando Reginol Healthcare, Series B, 4.00%, 10/1/41 (a)	2,250,000
500,000	Orange County School Board COP, Series B, 3.91%, 8/1/32(a)(b)	500,000
2,800,000	Orange County School Board COP, Series C, 3.91%, 8/1/22 (a)(b)	2,800,000
6,115,000	Orlando & Orange County, Sub-Series A-2, 3.91%, 7/1/40(a)	6,115,000
50,000	Orlando Aviation, Series E, 4.10%, 10/1/21 (a)	50,000
6,795,000	Palm Beach County for Morse Obligation Group, 4.02%, 5/1/33(a)	6,795,000
2,095,000	Palm Beach County for Raymond F Kravis Center Project, 3.95%, 7/1/32(a)	2,095,000
11,655,000	Palm Beach County for School Board, Series B, 3.92%, 8/1/27 (a)(b)	11,655,000
4,905,000	Palm Beach County for WSR, 4.02%, 10/1/11 (a)	4,905,000
3,960,000	Palm Beach County Revenue for Benjamin Private School Project, 4.00%, 7/1/25 (a)(b)	3,960,000
2,200,000	Pinellas County for Pooled Hospital, Series 85, 3.98%, 12/1/15 (a)	2,200,000
5,200,000	Port Orange for Palmer College Project, 3.97%, 10/1/32(a)(b)	5,200,000
280,000	Sarasota County HCF for Bay Village, 4.02%, 12/1/23(a)	280,000
55,000	Sarasota County HRB for Sarasota Memorial Hospital, Series A, 4.05%, 7/1/37(a)	55,000
10,300,000	Sunshine State Government Revenue, 3.95%, 7/1/16 (a)	10,300,000
14,865,000	USF Financing Corp for College of Medicine Health, Series A-2, 3.95%, 7/1/36(a)(b)	14,865,000
		133,735,000
	GEORGIA - 2.4%
1,181,678	Georgia Muni Association Pool Board COP, 4.01%, 12/15/20(a)	1,181,678
10,000,000	Hall County for Gainesville HRB, 3.93%, 5/1/29 (a)	10,000,000
100,000	Haperville DAR for Hotel Ltd., 3.91%, 11/1/15 (a)	100,000
1,840,000	Manroe County DAR PCR for Oglethorpe Power Corp Project, 4.00%, 1/1/18 (a)	1,840,000
9,675,000	Marietta MFH for Wood Glen, 3.95%, 7/1/24(a)	9,675,000
		22,796,678
	ILLINOIS- 1.6%
600,000	Chicago for Board of Education, Series C-1, 3.94%, 3/1/31 (a)	600,000
3,395,000	Illinois HCF for University of Chicago Hospital, 3.96%, 8/1/26 (a)	3,395,000
11,400,000	University if Illinois, Series 97B, 3.95%, 10/1/26 (a)(b)	11,400,000
		15,395,000

	IOWA - 0.1%
1,000,000	Des Moines HRB for Iowa Methodist Medical Center Project, 3.95%, 8/1/15(a)	1,000,000

	KENTUCKY - 1.0%
8,300,000	Carroll County for North American Stainless Project, 4.04%, 1/1/31 (a)	8,300,000
1,055,000	Kentucky EDA for Baptist Hospital Healthcare, Series C, 3.94%, 8/15/31 (a)	1,055,000
		9,355,000
	LOUISIANA - 7.0%
155,000	East Baton Rouge Parish for Road & Street Improvement, Series B, 3.92%, 8/1/30(a)	155,000
480,000	Jefferson Parish HRB for East Jefferson General, 3.99%, 7/1/09(a)	480,000
875,000	Louisiana Local Govt. Environment Facilities DAR, Series A, 3.97%, 11/1/34(a)	875,000
675,000	Louisiana Local Govt. for Shreveport Utility System Project, 3.96%, 10/1/35(a)	675,000
275,000	Louisiana Offshore Term Auth Deepwater Port Rev. for Loop LLC, 4.00%, 9/1/14(a)	275,000
300,000	Louisiana Offshore Term Auth Deepwater Port Rev. for Loop LLC, Series A, 4.02%, 10/1/19(a)	300,000
5,000,000	Louisiana Offshore Term. Auth. Deepwater Port Rev. for Loop LLC, Series A, 4.02%, 9/1/08(a)	5,000,000
75,000	Louisiana PFA for Christus Health, Sub-Series C-1, 3.92%, 7/1/31(a)	75,000
130,000	Louisiana PFA for College & University Equipment & Capital, Series A, 4.10%, 9/1/10(a)(b)	130,000
295,000	Louisiana PFA for Kenner Hotel Limited, 3.91%,12/1/15(a)	295,000
4,760,000	Louisiana PFA for Tiger Athletic Foundation Project, 3.93%, 9/1/34(a)	4,760,000
31,500,000	Louisiana Port International Marine Term Project B, 3.65%, 3/15/25(a)	31,500,000
365,000	Louisiana State University A&M College Revenue, 4.05%, 7/1/30(a)(b)	365,000
2,480,000	Port of New Orleans Cold Storage Project, 4.12%, 11/1/22(a)	2,480,000
3,080,000	Port of New Orleans Steamboat Co Project, 4.07%, 6/1/30(a)	3,080,000
9,210,000	South Louisiana Port Marine Term. for Holnam Inc. Project., 4.01%, 1/1/27(a)	9,210,000
1,125,000	South Louisiana Port Marine Term. for Occidental Petroleum Corp., 3.99%, 7/1/21(a)	1,125,000
4,680,000	South Louisiana Port Marine Term. for Occidental Petroleum Corp., 4.00%, 7/1/18(a)	4,680,000
		65,460,000
	MARYLAND - 4.8%
300,000	Maryland EDC for US Pharnacopeial Project A, 3.96%, 7/1/34 (a)	300,000
1,915,000	Maryland Health & Higher Education for Trinity College, 4.02%, 11/1/26(a)(b)	1,915,000
15,630,000	Maryland Health & Higher Education Pooled Loan, Series D, 3.97%, 1/1/29(a)	15,630,000
10,820,000	Maryland HEFA for Adventist Health Care, Series A, 4.02%, 1/1/35(a)	10,820,000
9,200,000	Maryland HEFA for Adventist Health Care, Series B, 4.02%, 1/1/21(a)	9,200,000
1,095,000	Maryland HEFA for University of Maryland Medical System, Series E, 3.95%, 7/1/41 (a)(b)	1,095,000
5,900,000	Montgomery County for Riderwood Village Inc. Project, 4.04%, 3/1/34 (a)	5,900,000
		44,860,000
	MASSACHUSETTS - 4.2%
995,000	Massachusetts DFA for Bedford Notre Dame Health Care, 4.07%, 10/1/29(a)	995,000
2,300,000	Massachusetts DFA for Briarwood Retirement, Series A, 3.99%, 1/1/35(a)	2,300,000
4,505,000	Massachusetts DFA for Brooksby Village Project, 3.97%, 7/1/32(a)	4,505,000
10,795,000	Massachusetts DFA for Jewish Geriatric Services, 4.02%, 5/15/34(a)	10,795,000
8,225,000	Massachusetts DFA for Salem Community Corp., 3.99%, 1/1/35(a)	8,225,000
225,000	Massachusetts DFA for Smith College, 3.90%, 7/1/24(a)(b)	225,000
2,300,000	Massachusetts HCF for Capital Assets Program, Series D, 3.91%, 1/1/35 (a)	2,300,000
2,275,000	Massachusetts HEFA for Children’s Hospital, Series L-2, 3.92%, 10/1/42(a)	2,275,000
5,780,000	Massachusetts HEFA for Single Family Housing, 4.10%, 12/1/30(a)	5,780,000
600,000	Massachusetts WRA, Sub-Series B, 3.93%, 4/1/28(a)	600,000
1,150,000	Massachusetts WRA, Sub-Series C, 3.93%, 8/1/37(a)	1,150,000
150,000	University of Massachusetts Building Authority Project, Series 1, 3.92%, 11/1/34(a)(b)	150,000
		39,300,000
	MICHIGAN - 4.8%
5,520,000	Ann Arbor EDC for Glacier Hills Inc Project, 3.98%, 11/1/25(a)	5,520,000
9,500,000	Detroit Sewer Disposal Second Lien GO Bond, Series E, 3.74%, 7/1/31(a)	9,500,000
8,310,000	Green Lake EDA for Interlochen Center Project, 4.00%, 6/1/34(a)	8,310,000
800,000	Jackson County EDC for Thrifty Leoni Inc. Project, 3.90%, 12/1/14(a)	800,000
100,000	Jackson County EDC for Vista Grande Villa Sr Lien, Series A, 3.98%, 11/1/31(a)	100,000
425,000	Kentwood EDC for Holland Home, Series B, 3.98%, 11/1/32(a)	425,000
635,000	Lenawee County EDC for Siena Heights University Project, 3.97%, 11/1/24(a)(b)	635,000
4,800,000	Michigan MFH Revenue for Berrien Woods III, Series A, 4.09%, 7/1/32(a)	4,800,000
295,000	Michigan Building Authority for Multi-Modal Facilities Program, Series II A, 3.96%, 10/15/40(a)	295,000
2,665,000	Michigan EFA for University of Detroit-Mercy, 3.96%, 11/1/36(a)(b)	2,665,000

2,701,022	Michigan GO Note, 4.25%, 9/28/07	2,701,022
200,000	Michigan HDA for Single Family Housing, Series 2000 A, 4.05%, 12/1/16(a)	200,000
1,960,000	Michigan Strategic Fund for Metaltec Steel Abrasive, 4.08%, 8/1/31(a)	1,960,000
790,000	Michigan Strategic Fund for MOT LLC Project, 3.97%, 12/1/34(a)	790,000
4,435,000	Michigan Strategic Fund for Rest Haven Christian Services, 4.04%, 11/15/34(a)	4,435,000
810,000	Milan Area Schools Unlimited GO Bond, 4.00%, 5/1/30(a)(b)	810,000
875,000	Oakland University General Revenue, 4.05%, 3/1/31(a)(b)	875,000
190,000	Royal Oaks HRB for William Beaumont Hospital, Series U, 3.75% - 3.99%, 1/1/20(a)	190,000
430,000	Wayne Charter County Michigan Airport Revenue, Series A, 4.00%, 12/1/16(a)	430,000
		45,441,022

	MINNESOTA - 0.8%
130,000	Andover Senior Housing for Presbyterian Homes Inc. Project, 4.00%, 11/15/33(a)	130,000
55,000	Cohasset for Minnesota Power & Light Project, Series B, 3.96%, 6/1/13(a)	55,000
2,120,000	Minneapolis Health for Fairview Health Services, Series A, 3.93%, 11/15/32(a)	2,120,000
940,000	Minnesota EFA for Carleton College, Series 6-D, 3.93%, 4/1/35(a)(b)	940,000
380,000	Minnesota EFA for St. Olaf College, Series 5-M1, 3.98%, 10/1/32(a)(b)	380,000
215,000	Minnesota EFA for University of St. Thomas, Series 5-C, 3.96%, 4/1/25(a)(b)	215,000
1,300,000	Minnesota EFA for William Mitchell College of Law, Series 5-S, 3.95%, 10/1/33(a)(b)	1,300,000
1,461,000	Minnesota HEFA for Residential Housing, Series C, 4.10%, 1/1/35(a)	1,461,000
465,000	St. Paul MFH for Highland Ridge Project, 4.00%, 10/1/33(a)	465,000
715,000	University of Minnesota, Series A, 4.05%, 1/1/34(a)(b)	715,000
		7,781,000
	MISSOURI - 1.1%
5,600,000	Missouri Health Education SSM Health Care, Series C-3, 3.99%, 6/1/33(a)	5,600,000
550,000	Missouri HEFA for Cox Health Systems, 4.05%, 6/1/22 (a)	550,000
4,400,000	Missouri HEFA for Health Care Service, Series C-1, 4.05%, 6/1/19 (a)	4,400,000
155,000	Platte County IDR for Platte Care Facility, 3.98%, 10/1/10 (a)	155,000
		10,705,000
	MONTANA - 0.1%
1,000,000	Jefferson County IDA MFH for Pevely Points Apartment, 4.04%, 1/1/41 (a)	1,000,000

	NEBRASKA - 0.3%
2,600,000	Nebraska EFA for Creighton University Project, Series C, 3.94%, 7/1/35 (a)	2,600,000

	NEVADA - 1.9%
12,000,000	Carson City for Tahoe Hospital Project, Series B, 3.98%, 9/1/33 (a)	12,000,000
5,450,000	Carson City HRB for Carson-Tahoe Regional Medical Center, 3.98%, 9/1/35(a)	5,450,000
		17,450,000
	NEW JERSEY - 1.9%
750,000	New Jersey EDA for Geriatrics Housing Services, Series P-J, 3.90%, 11/1/31(a)	750,000
1,000,000	New Jersey EDA for Port Newark Container LLC, 3.96%, 7/1/30(a)	1,000,000
5,950,000	New Jersey EDA for School Construction Revenue, Sub-Series R-1, 3.85%, 9/1/31(a)(b)	5,950,000
2,200,000	New Jersey EDA for Thermal Marina Energy LLC, Series A, 4.05%, 9/1/31(a)	2,200,000
2,200,000	New Jersey EDA for US Golf Association Project, 3.92%, 5/1/23 (a)	2,200,000
1,700,000	New Jersey Sports Authority Expo, Series C, 3.93%, 9/1/24(a)	1,700,000
2,780,000	New Jersey Turnpike Authority, Series C-1, 3.88%, 1/1/24(a)	2,780,000
1,040,000	Salem County for Friends Home Woodstown Inc., 3.95%, 4/1/34 (a)	1,040,000
		17,620,000
	NEW YORK - 14.0%
3,500,000	Long Island Power Authority Electric System Revenue, Series 3-B, 3.88%, 5/1/33(a)	3,500,000
4,110,000	Metropolitan Transit Authority, Sub-Series E-1, 3.93%, 11/1/35 (a)	4,110,000
2,600,000	New York City Cultural Resources for Asian Society, 3.90%, 4/1/30(a)	2,600,000
1,100,000	New York City GO, Sub Series B- 7, 3.88%, 8/15/18(a)	1,100,000
4,400,000	New York City GO, Sub Series C-4, 3.92%, 8/1/20(a)	4,400,000
1,200,000	New York City GO, Sub Series H-1, 3.90%, 1/1/36(a)	1,200,000
200,000	New York City GO, Sub Series H-2, 3.88%, 1/1/36(a)	200,000
1,000,000	New York City GO, Sub-Series A-4, 3.92%, 8/1/31(a)	1,000,000
1,700,000	New York City IDA for Civic Revenue, 3.90%, 5/1/21 (a)	1,700,000
1,100,000	New York City IDR for Lycee Francais de NY, Project B, 3.92%, 6/1/32 (a)	1,100,000
1,200,000	New York City MFH for Brookhaven Apartments, Series A, 3.94%, 1/1/36(a)	1,200,000
1,000,000	New York City Water and Sewer System, Series C, 3.88%, 6/15/22 (a)	1,000,000
500,000	New York City WSR, Series A, 3.90%, 6/15/25 (a)	500,000
800,000	New York City WSR, Series C, 3.88%, 6/15/23 (a)	800,000
100,000	New York State Con Edison Research and Development, Sub-Series C-2, 3.95%, 11/1/39(a)	100,000
3,700,000	New York State GO, Series A, 3.70%, 3/13/20 (a)	3,700,000
9,000,000	New York State GO, Series B, 3.70%, 3/15/30 (a)	9,000,000
40,000,000	New York State HFA for 100 Maiden Lane, 3.51%, 5/15/37(a)	40,000,000
3,400,000	New York State HFA for Victory Housing, Series 2000 A, 3.95%, 11/1/33(a)	3,400,000
23,600,000	New York State HFA for Worth Street Market, 3.95%, 5/15/33(a)	23,600,000
100,000	New York State HFA Series B, 3.91%, 3/15/26 (a)	100,000

5,700,000	New York State LGAC, Series D, 3.87%, 4/1/25 (a)	5,700,000
3,400,000	New York State MFH for Avalon Bowery Place II-A, 4.02%, 11/1/39(a)	3,400,000
4,000,000	Triborough Bridge & Tunnel Authority, Sub-Series B1, 3.91%, 1/1/32(a)	4,000,000
12,700,000	Triborough Bridge & Tunnel Authority, Sub-Series B3, 3.93%, 1/1/32(a)	12,700,000
1,390,000	Triborough Bridge & Tunnel Authority, Sub-Series C, 3.88%, 1/1/19 (a)	1,390,000
150,000	Westchester IDA for Catherine Field Home, 3.98%, 1/1/31(a)	150,000
		131,650,000
	NORTH CAROLINA - 1.8%
695,000	Mecklenburg Hospital HCR, Series D, 3.92%, 1/15/26 (a)	695,000
2,000,000	North Carolina Apartment Revenue for Douglas International, Series B, 3.95%, 7/1/37 (a)	2,000,000
11,100,000	North Carolina Apartment Revenue, Series A, 3.92%, 7/1/16 (a)	11,100,000
500,000	North Carolina EFA for Cardinal Gibbons, 4.02%, 8/1/14(a)	500,000
800,000	North Carolina Medical Care Community HCF for Stanley Total Living Center, 4.02%, 4/1/18(a)	800,000
1,150,000	North Carolina Medical Care Community HCR for Iredell Memorial Hospital, 3.96%, 10/1/37 (a)	1,150,000
400,000	North Carolina Medical Care Community HCR for Pooled Fin Project, Series B, 3.94%, 10/1/13 (a)	400,000
		16,645,000

	OHIO - 5.1%
4,600,000	Akron Bath Copley HDR for Summa Health System, Series B, 4.03%, 11/1/34(a)	4,600,000
900,000	Butler County HCF for Lifesphere Project, 3.95%, 5/1/27(a)	900,000
2,700,000	Cuyahoga County for Cleveland Health Education Museum, 4.01%, 3/1/32(a)	2,700,000
2,500,000	Cuyahoga County HCF for Devon Oaks Project, 4.00%, 2/1/34(a)	2,500,000
3,535,000	Cuyahoga County HRB EDA for Cleveland Botanical Gardens, 4.03%, 7/1/31(a)	3,535,000
7,100,000	Evandale County IDR for SHV Realty Inc., 3.90%, 9/1/15(a)	7,100,000
50,000	Franklin County for Trinity Health Credit, Series C2, 3.90%, 12/1/38(a)	50,000
3,200,000	Franklin County HCF for Presbyterian, Series B, 4.04%, 7/1/33 (a)	3,200,000
500,000	Franklin County HRB for Doctors Ohio Health, Series B, 3.92%, 12/1/28(a)	500,000
900,000	Franklin County HRB for U.S. Health Corp., 3.92%, 12/1/11 (a)	900,000
2,775,000	Franklin County HRB for U.S. Health Corp., Series 96A, 3.92%, 12/1/21(a)	2,775,000
260,000	Franklin County HRB for U.S. Health Corp., Series B, 3.92%, 12/1/20(a)	260,000
1,500,000	Hamilton County HCF for Episcopal Retirement Homes, Series B, 4.00%, 6/1/35(a)	1,500,000
5,700,000	Licking County HCF for Kendal at Granville, 3.99%, 11/1/33(a)	5,700,000
1,150,000	Middleburgh Heights for Sowest General Hospital, 4.03%, 8/15/22(a)	1,150,000
100,000	Ohio Air Quality DAR for Ohio Edison, Series A, 3.90%, 2/1/14(a)	100,000
630,000	Ohio State HEFA for Ashland University, 4.02%, 9/1/24(a)(b)	630,000
400,000	Richland County HCF for Welseyan Senior Living, Series B, 3.90%, 11/1/27(a)	400,000
9,075,000	Toledo-Lucas County Port Authority, Series C, 3.98%, 5/15/38(a)	9,075,000
		47,575,000
	OREGON - 0.1%
500,000	Portland MFH for South Park Project, 3.92%, 12/1/11(a)	500,000

	PENNSYLVANIA - 11.9%
6,200,000	Beaver County IDA for Firstenergy Nuclear Generator, 3.94%, 1/1/35(a)	6,200,000
300,000	Bucks County IDA for SHV Real Estate Inc, 3.90%, 7/1/15(a)	300,000
18,400,000	Cumberland County for Asbury Group, 4.02%, 1/1/41(a)	18,400,000
4,025,000	Cumberland County for Presbyterian Homes Inc, 3.94%, 12/1/32(a)	4,025,000
930,000	Delaware County IDR for Sun Inc., 3.98%, 11/1/33(a)	930,000
10,100,000	Emmaus General Authority Revenue, Sub-Series G-18, 3.95%, 3/1/24(a)	10,100,000
1,505,000	Lebanon County HCF for ECC Retirement Village, 4.02%, 10/15/25(a)	1,505,000
3,990,000	Manheim Township School District GO Bond, 3.98%, 5/1/23(a)(b)	3,990,000
1,000,000	Manheim Township School District GO Bond, 3.98%, 6/1/25 (a)(b)	1,000,000
3,400,000	Montgomery County Higher Ed for William Penn Charter, 3.97%, 9/15/31(a)	3,400,000
2,000,000	Montgomery County IDA PCR for PECO Energy Company, 3.67%, 10/11/07(a)	2,000,000
3,900,000	Montgomery County MFH for Kingswood Apartments Project, Series A, 3.94%, 8/15/31(a)	3,900,000
1,440,000	Northampton County IDA for First Mortgage of Kirkland Village, 3.94%, 11/1/30(a)	1,440,000
4,295,000	Pennsylvania Energy Development Authority for Edensburg Project, 3.98%, 12/1/11(a)	4,295,000
1,000,000	Pennsylvania HEFA for Association of Independent Colleges, Series E-3, 3.94%, 11/1/14(a)(b)	1,000,000
20,000,000	Pennsylvania State Higher Education Assistance, Series A 4.07%, 12/1/25 (a)	20,000,000
300,000	Pennsylvania State Turnpike Commission, Series A-3, 3.94%, 12/1/30(a)	300,000
100,000	Philadelphia Water and Waste Water Revenue, 3.92%, 6/15/23(a)	100,000
8,680,000	Quakertown General Authority Revenue for Pooled Financing Program, Series A, 3.54%, 7/1/26(a)	8,680,000
610,000	Schuykill County for Northwestern Power, 4.02%, 12/1/22 (a)	610,000
1,450,000	Washington County for University of Pennsylvania, 3.95%, 7/1/34(a)(b)	1,450,000
13,705,000	Westmoreland County IDA for Redstone Highlands Apartments, 4.00%, 1/1/36(a)	13,705,000
3,900,000	Wilkins Area IDA for Fairview Extended Care, Series B, 3.95%, 1/1/21(a)	3,900,000
		111,230,000
	PUERTO RICO - 0.1%
1,050,000	Puerto Rico Government Development Bank, 3.73%, 12/1/15(a)	1,050,000
142,000	Puerto Rico Highway & Transportation Authority, Series A, 3.90%, 7/1/28(a)	142,000
		1,192,000
	SOUTH CAROLINA - 0.4%
3,560,000	South Carolina EDL for Claflin University, 4.00%, 10/1/33 (a)	3,560,000

	TENNESSEE - 0.1%
495,000	Chattanooga HEFA for Baylor School Project, Series 96, 4.02%, 11/1/16(a)	495,000

	TEXAS - 4.8%
900,000	Bell County HEFA for Scott & White Memorial Hospital, Series 2001-2, 3.96%, 8/15/31 (a)	900,000
1,500,000	Bell County HEFA for Scott & White Memorial Hospital, Series B-2, 3.96%, 8/15/29 (a)	1,500,000
2,050,000	Harris County for Childrens Hospital, Series B, 3.95%, 10/1/29 (a)	2,050,000
500,000	Harris County HCF for Texas Medical Center Project, 3.96%, 5/1/35 (a)	500,000

2,000,000	Harris County HCF for Texas Medical Center Project, 3.96%, 9/1/31 (a)		2,000,000
2,900,000	Harris County HCF for Texas Medical Center Project, Series B, 3.96%, 5/15/29 (a)		2,900,000
3,700,000	Harris County IDA for Baytank Houston Inc. Project, 3.93%, 2/1/20(a)		3,700,000
8,300,000	North Texas Higher Education Authority for Student Loan Revenue, Series A, 3.65%, 12/1/38 (a)		8,300,000
5,300,000	San Antonio EFA for University Incarnate Word Project, 3.98%, 12/1/27 (a)		5,300,000
18,000,000	Travis County HFA for Querencia Barton Creek, Series C, 3.98%, 11/15/35(a)		18,000,000
			45,150,000
	VIRGINIA - 1.0%
675,000	Arlington County for Ballston Public Parking, 3.92%, 8/1/17(a)		675,000
725,000	Capital Region Airport Community for Passenger Facility, Series B, 3.98%, 6/1/35(a)		725,000
465,000	Clarke County IDA for Winchester Medical Center Inc, 4.05%, 1/1/30(a)		465,000
100,000	Fairfax County EDA for Greenspring Village, Series B, 3.73%, 10/1/36(a)		100,000
275,000	Fairfax County EDA for Smithsonian Institute, 3.92%, 12/1/33(a)		275,000
100,000	Hampton MFH for Shoreline Apartments, 3.94%, 12/1/19(a)		100,000
955,000	Henrico County EDA for White Oaks Ltd Project, 4.00%, 10/1/27(a)		955,000
2,000,000	IDA for The County of Stafford & The City of Staunton, 3.68%, 9/12/07 (a)		2,000,000
3,255,000	King George County IDA for Garnet of VA Inc. Project, 4.05%, 9/1/2(a)		3,255,000
100,000	Peninsula Port Authority for Dominion Terminal, 3.94%, 7/1/16(a)		100,000
1,215,000	Portsmouth HDA MFH for Marsh Landing Project, Series A, 4.07%, 6/1/30(a)		1,215,000
			9,865,000
	WASHINGTON - 0.1%
800,000	Washington State for Seattle Art Museum Project, 3.94%, 7/1/33 (a)		800,000

	WISCONSIN - 0.3%
3,000,000	Wisconsin State EFA for Indian Community School, 3.94%, 12/1/36 (a)(b)		3,000,000

	Total Investments (Cost* $880,746,678)	94.00%	880,747,700
	Other Assets less Liabilities	6.00%	56,613,344
	Net Assets	100.0%	$937,361,044

RESERVE MUNICIPAL MONEY-MARKET TRUST II - CALIFORNIA MUNICIPAL MONEY-MARKET FUND

SCHEDULE OF INVESTMENTS - AUGUST 31, 2007 (Unaudited)

Principal
Amount	TAX-EXEMPT OBLIGATIONS - 93.0%		Value

	CALIFORNIA - 93.0%
$5,000,000	ABAG Finance Authority for Elder Care Alliance, Series A, 3.86%, 11/1/36 (a)		$5,000,000
395,000	Alameda Contra Costa COP, Series F, 4.13%, 8/1/23 (a)		395,000
5,000,000	Bay Area Toll Authority for San Francisco Bay Area, Series C, 3.59% - 3.67%, 4/1/45 (a)		5,000,000
4,550,000	California GO Bonds, Sub-Series A-1, 3.90%, 5/1/40 (a)		4,550,000
2,900,000	California GO Bonds, Sub-Series A-1, 3.90%, 5/1/40 (a)		2,900,000
955,000	California HFA for Home Mortgage, Series F, 3.75%, 2/1/33 (a)		955,000
4,365,000	California HFA Revenue, Series P, 4.15%, 2/1/27 (a)		4,365,000
100,000	California HFFA for Adventist Hospital, Series A, 3.90%, 9/1/28 (a)		100,000
1,000,000	California HFFA for Catholic Healthcare West, Series J, 3.86%, 7/1/33 (a)		1,000,000
3,640,000	California Infrastructure & Economic Development, Series A, 3.92%, 9/1/28 (a)		3,640,000
800,000	California Infrastructure & Economic Development, Series B, 3.91%, 4/1/42 (a)		800,000
1,000,000	California Municipal Finance Authority for Vacaville Christian Schools, 3.86%, 8/1/37 (a)(b)		1,000,000
3,000,000	California PCR for Wadham Energy LP, Series C, 3.95%, 11/1/17 (a)		3,000,000
515,000	California School Facilities COP for Capital Improvement Financing Projects, Series C, 3.86%, 7/1/22 (a)(b)		515,000
3,140,000	California State Water Reserve Power Supply Revenue, 3.83%, 5/1/22 (a)		3,140,000
1,150,000	California State Water Reserve Power Supply Revenue, 3.87%, 5/1/22 (a)		1,150,000
4,800,000	California State Water Reserve Power Supply Revenue, Sub-Series G-10, 3.87%, 5/1/18 (a)		4,800,000
2,200,000	California Statewide CDA for Center for Early Education, 3.95%, 9/1/31 (a)		2,200,000
1,000,000	California Statewide CDA for Children’s Hospital, Series A, 3.84%, 8/15/32 (a)		1,000,000
5,400,000	California Statewide CDA for Covenant Retirement Community, 3.83%, 12/1/25 (a)		5,400,000
3,000,000	California Statewide CDA for Senior Living Facility, 3.83%, 11/1/31 (a)		3,000,000
3,000,000	California Statewide CDA for Sweep Loan Program, Series B, 3.87%, 6/1/35 (a)		3,000,000
6,860,000	California TFA, 4.05%, 10/1/27 (a)		6,860,000
2,175,000	Chula Vista Charter City for Home Depot Project Inc., 3.81%, 12/1/10 (a)		2,175,000
5,000,000	Dublin MFH for Park Sierra, Series A, 3.93%, 6/1/28 (a)		5,000,000
710,000	East Bay Municipal Utility District Water System, Sub-Series A, 3.84%, 06/1/25 (a)		710,000
1,400,000	Fremont Public Finance Family Reserve Center, Series 98, 4.10%, 8/1/28 (a)		1,400,000
2,400,000	Irvine Assessment LTD Obligation Improvement Bonds District 85-7, Series A, 3.70%, 9/2/32 (a)		2,400,000
1,800,000	Irvine Ranch Water District for Consolidated Bonds, Series B, 3.90%, 10/1/09 (a)		1,800,000
5,100,000	Long Beach Harbor Revenue, Series A, 3.94%, 5/15/27 (a)		5,100,000
5,000,000	Los Angeles Community Redevelopment COP for Broadway Spring Center Project, 3.61%, 7/1/12 (a)		5,000,000
2,805,000	Los Angeles Community Redevelopment MHR for Security Building Project, 4.05%, 12/15/34 (a)		2,805,000
2,400,000	Los Angeles Community Redevelopment MHR for Wilshire Station Apartments, Series A, 3.51%, 10/15/38 (a)		2,400,000
3,400,000	Los Angeles Community Redevelopment Multifamily 2nd & Central Apartments Project, Series A, 4.00%, 12/1/38 (a)		3,400,000
5,000,000	Los Angeles MHR for Grand Promenade Project, 3.87%, 4/1/32 (a)		5,000,000
1,300,000	Metropolitan Water District for Southern California Waterworks, Series B-2, 4.05%, 7/1/28 (a)		1,300,000
3,755,000	Orange County Sanitation Authority, 3.90%, 8/1/13 (a)		3,755,000
2,475,000	Riverside County Community Facilities for Special Tax No. 88-4, 3.93%, 9/1/14 (a)		2,475,000
1,000,000	San Francisco City & County Redevelopment for Community Facilities District No. 4, 3.86%, 8/1/32 (a)		1,000,000
4,000,000	San Francisco Community Facilities District No. 4, 3.95%, 8/1/31 (a)		4,000,000
3,165,000	San Jose Redevelopment for Merged Area Redevelopment Project, Series A, 3.50% - 3.82%, 7/1/26 (a)		3,165,000
1,200,000	Santa Ana County Unified School District, 3.85%, 7/1/15 (a)(b)		1,200,000
4,600,000	Santa Clara County El Cammo Hospital District, 3.93%, 8/1/15 (a)		4,600,000
1,000,000	Southern California PWA for Palo Verde Project, Series C, 3.85%, 7/1/17 (a)		1,000,000
915,000	Stockton HCF for Dameron Hospital Association, Series A, 3.93%, 12/1/32 (a)		915,000
465,000	Turlock Irrigation District for Transportation Project, Series A, 3.90%, 1/1/31 (a)		465,000
4,050,000	Vernon National Gas Financing Agency for Vernon Gas Project, Series C, 3.85%, 8/1/21 (a)		4,050,000
			128,885,000

	Total Investments (Cost* $128,885,000)	93.0%	128,885,000
	Other Assets less Liabilities	7.0	9,666,205
	Net Assets	100.0%	$138,557,205

RESERVE MUNICIPAL MONEY-MARKET TRUST II - CONNECTICUT MUNICIPAL MONEY-MARKET FUND

SCHEDULE OF INVESTMENTS - AUGUST 31, 2007 (Unaudited)

Principal
Amount	TAX-EXEMPT OBLIGATIONS - 84.8%		Value

	CONNECTICUT - 75.4%
$1,915,000	Connecticut DAR for Independent Living Project, 3.93%, 7/1/15(a)		$1,915,000
1,895,000	Connecticut DAR for Pierce Memorial Baptist, 3.90%, 10/1/28(a)		1,895,000
1,895,000	Connecticut DAR for Solid Waste, 3.97%, 8/1/23(a)		1,895,000
1,855,000	Connecticut GO, Series 1-A, 4.05%, 2/15/21(a)		1,855,000
1,760,000	Connecticut GO, Series 97-B, 3.90%, 5/15/14(a)		1,760,000
440,000	Connecticut HEFA for Avon Old Farms School, Series B, 4.00%, 7/1/35(a)(b)		440,000
200,000	Connecticut HEFA for Greater Hartford YMCA, Series A, 3.97%, 7/1/32(a)		200,000
100,000	Connecticut HEFA for Greenwich Academy, Series C, 3.90%, 3/1/37(a)(b)		100,000
300,000	Connecticut HEFA for Hartford Hospital, Series B, 4.00%, 7/1/30(a)		300,000
1,500,000	Connecticut HEFA for Health Care Capital Asset, Series A-1, 4.00%, 7/1/31(a)		1,500,000
1,895,000	Connecticut HEFA for Hotchkiss School, Series A, 4.05%, 7/1/30(a)(b)		1,895,000
300,000	Connecticut HEFA for Kent School, Series C, 3.94%, 7/1/30(a)(b)		300,000
1,000,000	Connecticut HEFA for Kingswood-Oxford School, 3.97%, 7/1/30(a)(b)		1,000,000
900,000	Connecticut HEFA for Klingberg Family Center, 4.00%, 7/1/32(a)		900,000
600,000	Connecticut HEFA for Salisbury School, Series B, 4.00%, 7/1/34(a)(b)		600,000
400,000	Connecticut HEFA for University of New Haven, Series E, 3.71%, 7/1/35(a)(b)		400,000
600,000	Connecticut HEFA for Yale University, Series T-2, 3.95%, 7/1/29(a)(b)		600,000
1,000,000	Connecticut HEFA for Yale University, Series X-3, 3.97%, 7/1/37(a)(b)		1,000,000
1,400,000	Connecticut HEFA for Yale University, Series Y-3, 3.92%, 7/1/35(a)(b)		1,400,000
185,000	Connecticut HFA for Housing Mortgage Financing Program, Series B-3, 4.00%, 5/15/33(a)		185,000
1,800,000	Connecticut HFA for Housing Mortgage Financing Program, Series D-3, 4.05%, 5/15/33(a)		1,800,000
2,870,000	Connecticut Special Tax Obligation for Transportation Infrastructure, Series 1, 4.05%, 9/1/20(a)		2,870,000
3,010,000	Hartford MHR for Underwood Towers Project, 4.00%, 6/1/20(a)		3,010,000
1,115,000	New Canaan Housing Authority for Village at Waveny Care Center, 3.90%, 1/1/22(a)		1,115,000
1,515,000	Shelton County HFA for Crosby Commons Project, 4.04%, 1/1/31(a)		1,515,000
			30,450,000
	PUERTO RICO - 9.4%
2,005,000	Puerto Rico Government Development Bank, 3.73%, 12/1/15(a)		2,005,000
1,790,000	Puerto Rico Highway & Transportation Authority, 3.90%,7/1/28(a)		1,790,000
			3,795,000

	Total Investments (Cost* $34,245,000)	84.8%	34,245,000
	Other Assets less Liabilities	15.2	6,161,159
	Net Assets	100.0%	40,406,159

RESERVE MUNICIPAL MONEY-MARKET TRUST II - FLORIDA MUNICIPAL MONEY-MARKET FUND

SCHEDULE OF INVESTMENTS - AUGUST 31, 2007 (Unaudited)

Principal
Amount	TAX-EXEMPT OBLIGATIONS - 90.2%		Value

	FLORIDA - 86.1%
$1,501,000	Brevard County Health Facilities Authority for Holmes Regional Medical Center Project, 5.30%, 10/1/07		$1,501,699
1,835,000	Broward County HFA for Jacaranda Village Apartments, 4.00%, 9/1/22(a)		1,835,000
885,000	Charlotte County Utility Revenue, Series A, 3.63%, 10/1/21(a)		885,000
1,770,000	Dade County IDA for Dolphins Stadium Project, Series B, 3.90%, 1/1/16(a)		1,770,000
150,000	Dade County IDA for Dolphins Stadium Project, Series D, 3.90%, 1/1/16(a)		150,000
3,500,000	Dade County IDA for Florida Water Service Revenue, 3.92%, 10/5/22(a)		3,500,000
1,645,000	Florida HFC Multifamily for Bridgewater Club, Series L-1, 3.99%, 6/1/34(a)		1,645,000
2,800,000	Florida HFC Multifamily for Collins Cove Apartments, Series W, 3.99%, 2/1/36(a)		2,800,000
2,700,000	Florida HFC Multifamily for Wellesley Apartments, Series O, 3.99%, 8/1/35(a)		2,700,000
950,000	Greater Orlando Aviation Authority, Series E, 4.10%, 10/1/21(a)		950,000
4,800,000	Hillsborough County for Carrollwood Day School Project, 3.95%, 6/1/31(a)(b)		4,800,000
2,770,000	Miami-Dade County IDA for Airis Miami LLC, Series A, 4.10%, 10/15/25(a)		2,770,000
200,000	North Broward Hospital District Revenue, Series A, 3.93%, 1/15/27(a)		200,000
2,065,000	Orange County IDA for Central YMCA Project, Series A, 4.02%, 5/1/27(a)		2,065,000
310,000	Orange County School Board COP, Series B, 3.91%, 8/1/32(a)(b)		310,000
1,375,000	Orlando & Orange County, Sub-Series A-2, 3.91%, 7/1/40(a)		1,375,000
2,805,000	Palm Beach County for Morse Obligation Group, 4.02%, 5/1/33(a)		2,805,000
2,800,000	Palm Beach County for Raymond F Kravis Center Project, 3.95%, 7/1/32(a)		2,800,000
3,750,000	Palm Beach County for School Board, Series B, 3.92%, 8/1/27 (a)(b)		3,750,000
900,000	Pinellas County Health Facilities Authority for Mease Manor Inc, Series A, 4.02%, 11/1/15(a)		900,000
300,000	Pinellas County HFA Multifamily for Foxbridge Apartments, Series A, 3.90%, 6/15/25(a)		300,000
2,800,000	Port Orange for Palmer College Project, 3.97%, 10/1/32(a)(b)		2,800,000
500,000	Sarasota County HCF for Bay Village, 4.02%, 12/1/23(a)		500,000
535,000	Sarasota County HRB for Sarasota Memorial Hospital, Series A, 3.83%, 7/1/37(a)		535,000
200,000	Seminole County IDA HCF for Florida Living Nursing, 4.15%, 2/1/11(a)		200,000
3,800,000	USF Financing Corp for College of Medicine Health, Series A-2, 3.95%, 7/1/36(a)(b)		3,800,000
700,000	Volusia County IDR for Easter Seal Society of Volusia, 4.07%, 9/1/21(a)		700,000
			48,346,699
	PUERTO RICO - 4.1%
2,317,000	Puerto Rico Government Development Bank, 3.73%, 12/1/15(a)		2,317,000

	Total Investments (Cost* $50,663,699)	90.2%	50,663,699
	Other Assets less Liabilities	9.8	5,481,242
	Net Assets	100.0%	$56,144,941

RESERVE MUNICIPAL MONEY-MARKET TRUST II - MASSACHUSETTS MUNICIPAL MONEY-MARKET FUND

SCHEDULE OF INVESTMENTS - AUGUST 31, 2007 (Unaudited)

Principal
Amount	TAX-EXEMPT OBLIGATIONS - 87.8%		Value

	MASSACHUSETTS - 87.8%
$1,395,000	Massachusetts DFA for Bedford Notre Dame Health Care, 4.07%, 10/1/29(a)		$1,395,000
1,100,000	Massachusetts DFA for Briarwood Retirement, Series A, 3.99%, 1/1/35(a)		1,100,000
1,395,000	Massachusetts DFA for Brooksby Village Project, 3.97%, 7/1/32(a)		1,395,000
1,000,000	Massachusetts DFA for Draper Laboratory Issue, 4.00%, 6/1/30(a)		1,000,000
800,000	Massachusetts DFA for Gann Academy Project, 3.96%, 6/1/32(a)		800,000
1,000,000	Massachusetts DFA for Jewish Geriatric Services, 4.02%, 5/15/34(a)		1,000,000
595,000	Massachusetts DFA for Mystic Valley School, 3.97%, 6/15/08(a)		595,000
948,000	Massachusetts DFA for Smith College, 3.90%, 7/1/24(a)(b)		948,000
197,000	Massachusetts DFA for Smith College, 3.90%, 7/1/29(a)(b)		197,000
800,000	Massachusetts DFA IDR for Ocean Spray Cranberries, 4.00%, 10/15/11(a)		800,000
450,000	Massachusetts DFA SWD for Wheelabrator Millbury Project, 3.57%, 5/1/27(a)		450,000
200,000	Massachusetts GO for Central Artery, Series B, 3.93%, 12/1/30(a)		200,000
600,000	Massachusetts GO, Series 97-B, 3.97%, 9/1/16(a)		600,000
600,000	Massachusetts GO, Series B, 4.03%, 3/1/26(a)		600,000
900,000	Massachusetts HEFA for Bentley College Issue, Series K, 3.74%, 7/1/30(a)(b)		900,000
800,000	Massachusetts HEFA for Berklee College of Music, Series B, 3.84%, 10/1/27(a)(b)		800,000
325,000	Massachusetts HEFA for Children’s Hospital, Series L-2, 3.92%, 10/1/42(a)		325,000
560,000	Massachusetts HEFA for Harvard University, Series R, 3.76%, 11/1/49(a)(b)		560,000
775,000	Massachusetts HEFA for Harvard University, Series Y, 3.89%, 7/1/35(a)(b)		775,000
880,000	Massachusetts HEFA for MIT, Series J-2, 3.89%, 7/1/31(a)(b)		880,000
500,000	Massachusetts HEFA for Partners Healthcare Systems, Series P-1, 3.93%, 7/1/27(a)		500,000
1,620,000	Massachusetts HEFA for Single Family Housing, 4.10%, 12/1/30(a)		1,620,000
1,400,000	Massachusetts HEFA for Wellesley College, Series E, 3.92%, 7/1/22(a)(b)		1,400,000
800,000	Massachusetts HEFA for Wellesley College, Series G, 3.78%, 7/1/39(a)(b)		800,000
700,000	Massachusetts HEFA for Williams College, Series E, 3.97%, 8/1/14(a)(b)		700,000
520,000	Massachusetts IFA for Lowell Mills Associates LP, Series 95, 4.09%, 12/1/20(a)		520,000
600,000	Massachusetts IFA for Tech Mold & Tool, 4.07%, 6/1/18(a)		600,000
1,080,000	Massachusetts WRA, Sub-Series B, 3.93%, 4/1/28(a)		1,080,000
500,000	Massachusetts WRA, Sub-Series C, 3.93%, 8/1/37(a)		500,000
310,000	Massachusetts WRA, Sub-Series C, 4.03%, 8/1/20(a)		310,000
150,000	Massachusetts WSR, General Series A, 3.98% 11/1/24(a)		150,000
1,250,000	University of Massachusetts Building Authority Project, Series 1, 3.92%, 11/1/34(a)(b)		1,250,000
			24,750,000

	Total Investments (Cost* $24,750,000)	87.8%	24,750,000
	Other Assets less Liabilities	12.2	3,449,920
	Net Assets	100.0%	$28,199,920

RESERVE MUNICIPAL MONEY-MARKET TRUST II - MICHIGAN MUNICIPAL MONEY-MARKET FUND

TAX EXEMPT - AUGUST 31, 2007 (Unaudited)

Principal
Amount	TAX-EXEMPT OBLIGATIONS - 84.5%		Value

	MICHIGAN - 83.8%
$775,000	Ann Arbor EDC for Glacier Hills Inc Project, 3.98%, 11/1/25(a)		$775,000
100,000	Detroit Economic Water Front, Series A, 4.00%, 5/1/09(a)		100,000
1,200,000	Detroit Water Supply System for Senior Lien, Series B, 4.05%, 7/1/35(a)		1,200,000
500,000	Grand Rapids EDC for Baker Knapp & Tubbs, 4.02%, 6/1/12(a)		500,000
235,000	Green Lake EDA for Interlochen Center Project, 4.00%, 6/1/34(a)		235,000
700,000	Jackson County EDC for Thrifty Leoni Inc. Project, 3.90%, 12/1/14(a)		700,000
775,000	Jackson County EDC for Vista Grande Villa Sr Lien, Series A, 3.98%, 11/1/31(a)		775,000
180,000	Kalamazoo HRB for Bronson Methodist Hospital, 3.92%, 5/15/36(a)		180,000
775,000	Kentwood EDC for Holland Home, Series B, 3.98%, 11/1/32(a)		775,000
775,000	Lenawee County EDC for Siena Heights University Project, 3.97%, 11/1/24(a)(b)		775,000
1,150,000	Michigan MFH Revenue for Berrien Woods III, Series A, 4.09%, 7/1/32(a)		1,150,000
1,000,000	Michigan Building Authority for Multi-Modal Facilities Program, Series II A, 3.96%, 10/15/40(a)		1,000,000
700,000	Michigan EFA for University of Detroit-Mercy, 3.96%, 11/1/36(a)(b)		700,000
395,000	Michigan GAN, Series C, 3.93%, 9/15/09(a)		395,000
1,300,000	Michigan GO Note, 4.25%, 9/28/07		1,300,395
765,000	Michigan HDA for Single Family Housing, Series 2000 A, 4.05%, 12/1/16(a)		765,000
775,000	Michigan Hospital Finance Authority for Henry Ford Health, Series B, 3.92%, 11/15/40(a)		775,000
435,000	Michigan Hospital Finance Authority for Hospital Equipment, Series A, 3.87%, 12/1/23(a)		435,000
500,000	Michigan Municipal Bond Authority for Local Government Loan Program, 5.00%, 5/1/08		504,207
625,000	Michigan State University Revenue, Series A, 4.05%, 8/15/32(a)(b)		625,000
656,000	Michigan Strategic Fund for Grayling General Solid Waste, 3.95%, 1/1/14(a)		656,000
100,000	Michigan Strategic Fund for Louisiana- Pacific Corp., 4.02%, 9/1/09(a)		100,000
150,000	Michigan Strategic Fund for M&P CAP Project, Series A, 4.08%, 6/1/34(a)		150,000
775,000	Michigan Strategic Fund for Metaltec Steel Abrasive, 4.08%, 8/1/31(a)		775,000
755,000	Michigan Strategic Fund for MOT LLC Project, 3.97%, 12/1/34(a)		755,000
345,000	Michigan Strategic Fund for Peachwood Center Association, 3.97%, 6/1/16(a)		345,000
775,000	Michigan Strategic Fund for Rest Haven Christian Services, 4.04%, 11/15/34(a)		775,000
975,000	Milan Area Schools Unlimited GO Bond, 4.00%, 5/1/30(a)(b)		975,000
500,000	Oakland County EDC for Graphic-Technology Inc. Project, 4.02%, 4/1/28(a)		500,000
900,000	Oakland University General Revenue, 4.05%, 3/1/31(a)(b)		900,000
760,000	Royal Oaks HRB for William Beaumont Hospital, Series U, 3.75% - 3.99%, 1/1/20(a)		760,000
1,145,000	Wayne Charter County Michigan Airport Revenue, Series A, 4.00%, 12/1/16(a)		1,145,000
400,000	WoodHaven Brownstown School District, Series B, 3.99%, 5/1/34(a)(b)		400,000
			21,900,602
	PUERTO RICO - 0.7%
175,000	Puerto Rico Highway & Transportation Authority, Series A, 3.90%, 7/1/28(a)		175,000

	Total Investments (Cost* $22,075,602)	84.5%	22,075,602
	Other Assets less Liabilities	15.5	4,035,571
	Net Assets	100.0%	$26,111,173

RESERVE MUNICIPAL MONEY-MARKET TRUST II - NEW JERSEY MUNICIPAL MONEY-MARKET FUND

SCHEDULE OF INVESTMENTS - AUGUST 31, 2007 (Unaudited)

Principal
Amount	TAX-EXEMPT OBLIGATIONS - 82.8%		Value

	NEW JERSEY - 79.9%
$3,850,000	Hudson County Pooled Government Loan Program, 3.93%, 7/15/26(a)		$3,850,000
2,800,000	New Jersey EDA for Airis Newark Project, 4.05%, 1/1/19(a)		2,800,000
1,700,000	New Jersey EDA for Bayonne Dock Project, Series A, 3.95%, 12/1/27(a)		1,700,000
1,300,000	New Jersey EDA for Bayonne Dock Project, Series C, 3.95%, 12/1/27(a)		1,300,000
800,000	New Jersey EDA for Foreign Trade, Series 98, 3.96%, 12/1/07(a)		800,000
3,850,000	New Jersey EDA for Geriatrics Housing Services, Series P-J, 3.90%, 11/1/31(a)		3,850,000
1,900,000	New Jersey EDA for Hun School of Princeton Project, 3.92%, 11/1/34(a)(b)		1,900,000
2,000,000	New Jersey EDA for Morris Museum Project, 3.97%, 2/1/31(a)		2,000,000
2,000,000	New Jersey EDA for Port Newark Container LLC, 3.96%, 7/1/30(a)		2,000,000
170,000	New jersey EDA for Princeton University, Series B, 3.82%, 7/1/22(a)(b)		170,000
1,000,000	New Jersey EDA for Ranney School Project, 3.98%, 8/1/37(a)(b)		1,000,000
700,000	New Jersey EDA for RJB Associates LP, 3.92%, 8/1/08(a)		700,000
800,000	New Jersey EDA for School Construction Revenue, Sub-Series R-2, 3.94%, 9/1/31(a)(b)		800,000
6,900,000	New Jersey EDA for Thermal Marina Energy LLC, Series A, 4.05%, 9/1/31(a)		6,900,000
2,475,000	New Jersey EFA for College of New Jersey, Series A, 3.48-3.92%, 7/1/29(a)(b)		2,475,000
2,900,000	New Jersey EFA for Princeton University, Series A, 3.79-3.85%, 7/1/21(a)(b)		2,900,000
1,400,000	New Jersey HCF for Cap Assets, Series A, 3.91% 7/1/35(a)		1,400,000
1,900,000	New Jersey HCF for Cap Assets, Series B, 3.91% 7/1/35(a)		1,900,000
500,000	New Jersey HCF for Community Hospital, Series A1, 3.95%, 7/1/20(a)		500,000
2,200,000	New Jersey HCF for St. Barnabas, Series 2001A, 3.89%, 7/1/31(a)		2,200,000
800,000	New Jersey HCF for Virtual Health, 3.92%, 7/1/23(a)		800,000
1,900,000	New Jersey Single Family Housing, Series D, 4.18%, 10/1/26(a)		1,900,000
587,000	New Jersey Sports Authority Expo, 3.55%, 3/1/21(a)		587,000
3,215,000	New Jersey Sports Authority Expo, Series C, 3.93%, 9/1/24(a)		3,215,000
1,800,000	New Jersey Turnpike Authority, Series 91-D, 3.86%, 1/1/18(a)		1,800,000
3,920,000	New Jersey Turnpike Authority, Series C-1, 3.88%, 1/1/24(a)		3,920,000
2,200,000	New Jersey Turnpike Authority, Series C-2, 3.88%, 1/1/24(a)		2,200,000
3,000,000	Port Authority of New York & New Jersey Special Obligation Revenue, 3.87%, 8/1/24(a)		3,000,000
700,000	Port Authority of New York & New Jersey Special Obligation Revenue, 3.88%, 5/1/19(a)		700,000
3,860,000	Salem County for Friends Home Woodstown Inc., 3.95%, 4/1/34 (a)		3,860,000
			63,127,000
	PUERTO RICO - 2.9%
658,000	Puerto Rico Government Development Bank, 3.73%, 12/1/15(a)		658,000
1,685,000	Puerto Rico Highway & Transportation Authority, Series A, 3.90%, 7/1/28(a)		1,685,000
			2,343,000

	Total Investments (Cost* $65,470,000)	82.8%	65,470,000
	Other Assets less Liabilities	17.2	13,563,162
	Net Assets	100.0%	$79,033,162

RESERVE MUNICIPAL MONEY-MARKET TRUST II - OHIO MUNICIPAL MONEY-MARKET FUND

SCHEDULE OF INVESTMENTS ~~-~~ AUGUST 31, 2007 (Unaudited)

Principal
Amount	TAX-EXEMPT OBLIGATIONS - 85.9%		Value

	OHIO - 81.2%
$400,000	Akron Bath Copley HDR for Summa Health System, Series B, 4.03%, 11/1/34(a)		$400,000
375,000	Allen County HCF for Mennonite Home Project, 3.95%, 2/1/18(a)		375,000
500,000	Butler County HCF for Lifesphere Project, 3.95%, 5/1/27(a)		500,000
100,000	Centerville HCR for Bethany Lutheran, 4.06%, 5/1/08(a)		100,000
1,045,000	Cleveland Airport Systems Revenue, Series D, 3.99%, 1/1/27(a)		1,045,000
600,000	Cleveland Income Tax Revenue, 3.84%, 5/15/24(a)		600,000
300,000	Cuyahoga County for Cleveland Health Education Museum, 4.01%, 3/1/32(a)		300,000
500,000	Cuyahoga County HCF for Devon Oaks Project, 4.00%, 2/1/34(a)		500,000
965,000	Cuyahoga County HRB EDA for Cleveland Botanical Gardens, 4.03%, 7/1/31(a)		965,000
380,000	Cuyahoga County IDR for Playhouse Realty Company, 3.70%, 12/1/09(a)		380,000
900,000	Evandale County IDR for SHV Realty Inc., 3.90%, 9/1/15(a)		900,000
375,000	Franklin County HRB for U.S. Health Corp., Series 96A, 3.92%, 12/1/21(a)		375,000
400,000	Franklin County HRB for Doctors Ohio Health, Series B, 3.92%, 12/1/28(a)		400,000
890,000	Franklin County for Trinity Health Credit, Series C2, 3.90%, 12/1/38(a)		890,000
595,000	Geauga County for Heather Hill Inc., 3.92%, 7/1/23(a)		595,000
540,000	Greene County IDA for Fairview, Series B, 3.95%, 1/1/11(a)		540,000
400,000	Hamilton County HCF for Episcopal Retirement Homes, Series B, 4.00%, 6/1/35(a)		400,000
705,000	Hamilton County HRB for Alliance Health, Series A, 3.82%, 1/1/18(a)		705,000
105,000	Lucas County HCF for Sunset Retirement, Series B, 3.98%, 8/15/30(a)		105,000
5,000	Marion County Hospital Improvement Revenue for Pooled Lease Program, 4.05%, 11/1/21(a)		5,000
315,000	Middleburgh Heights for Sowest General Hospital, 4.03%, 8/15/22(a)		315,000
1,000,000	Ohio State Air Quality DAR for Firstenergy, Series A, 3.97%, 6/1/33(a)		1,000,000
970,000	Ohio State HEFA for Ashland University, 4.02%, 9/1/24(a)(b)		970,000
345,000	Ohio State HEFA for Case Western University, 3.92%, 10/1/31(a)(b)		345,000
100,000	Ohio State University General Receipts, 3.95%, 12/1/27(a)(b)		100,000
400,000	Ohio State WDA for Pure Water, Series B, 3.93%, 12/1/18(a)		400,000
200,000	Ohio State WDA PCR for Edison Project, Series B, 4.00%, 9/1/18(a)		200,000
560,000	Ohio State WDA PCR for Firstenergy Gen Corp, 3.96%, 5/15/19(a)		560,000
1,000,000	Paulding County SWD for Lafarge Corporation Project, 3.96%, 8/1/26(a)		1,000,000
370,000	Richland County HCF for Wesleyan Senior Living, Series A, 4.00%, 11/1/27(a)		370,000
300,000	Richland County HCF for Welseyan Senior Living, Series B, 3.90%, 11/1/27(a)		300,000
565,000	Toledo-Lucas County Port Authority, Series C, 3.98%, 5/15/38(a)		565,000
950,000	University of Cincinnati General Receipts, Series B, 3.97%, 6/1/31(a)(b)		950,000
			17,155,000
	PUERTO RICO - 4.7%
1,000,000	Puerto Rico Government Development Bank, 3.73%, 12/1/15(a)		1,000,000

	Total Investments (Cost* $18,155,000)	85.9%	18,155,000
	Other Assets less Liabilities	14.1	2,985,562
	Net Assets	100.0%	$21,140,562

RESERVE MUNICIPAL MONEY-MARKET TRUST II - PENNSYLVANIA MUNICIPAL MONEY-MARKET FUND

SCHEDULE OF INVESTMENTS - AUGUST 31, 2007 (Unaudited)

Principal
Amount	TAX-EXEMPT OBLIGATIONS - 95.1%		Value

	PENNSYLVANIA - 95.1%
$1,600,000	Allegheny County IDA for UPMC Health Systems, Series C, 3.97%, 3/1/15(a)		$1,600,000
2,400,000	Beaver County IDA for Firstenergy Nuclear Generator, 3.94%, 1/1/35(a)		2,400,000
125,000	Berks County IDR for Visiting Nurse Services, Series A, 4.07%, 12/1/15(a)		125,000
540,000	Berks County IDR for Visiting Nurse Services, Series A, 4.22%, 12/1/15(a)		540,000
305,000	Bucks County IDA for Law School Admission Council, 4.00%, 5/1/33(a)(b)		305,000
2,500,000	Bucks County IDA for SHV Real Estate Inc, 3.90%, 7/1/15(a)		2,500,000
1,600,000	Cumberland County for Asbury Group, 4.02%, 1/1/41(a)		1,600,000
1,185,000	Cumberland County for Presbyterian Homes Inc, 3.94%, 12/1/32(a)		1,185,000
850,000	Dauphin County General Health System Revenue for Pinnacle Health System Project, 3.92%, 8/15/27(a)		850,000
2,520,000	Delaware County IDR for Sun Inc., 3.98%, 11/1/33(a)		2,520,000
1,450,000	Delaware Valley Regional Financial Authority, 3.95%, 8/1/16(a)		1,450,000
1,200,000	Emmaus General Authority Revenue, Series G, 3.95%, 3/1/24(a)		1,200,000
1,400,000	Emmaus General Authority Revenue, Sub-Series G-18, 3.95%, 3/1/24(a)		1,400,000
700,000	Indiana County IDA PCR for Conemaugh Project, Series A, 3.97%, 6/1/27(a)		700,000
1,100,000	Lampeter Strasburg for School District, Series A, 3.63% - 3.99%, 6/1//19(a)(b)		1,100,000
2,045,000	Lawrence County IDA for Villa Maria Project, 4.02%, 7/1/33(a)		2,045,000
1,605,000	Lebanon County HCF for ECC Retirement Village, 4.02%, 10/15/25(a)		1,605,000
1,000,000	Montgomery County IDA PCR for PECO Energy Company, 3.67%, 10/11/07(a)		1,000,000
400,000	Montgomery County for IDR Girl Scouts, 4.07%, 2/1/25(a)		400,000
2,300,000	Montgomery County MFH for Kingswood Apartments Project, Series A, 3.94%, 8/15/31(a)		2,300,000
1,685,000	Northampton County IDA for First Mortgage of Kirkland Village, 3.94%, 11/1/30(a)		1,685,000
2,615,000	Pennsylvania Energy Development Authority for Edensburg Project, 3.98%, 12/1/11(a)		2,615,000
1,000,000	Pennsylvania HEFA for Association of Independent Colleges, Series E-3, 3.94%, 11/1/14(a)(b)		1,000,000
1,600,000	Pennsylvania State Higher Education Agency for Student Loan Revenue Bonds, 4.07%, 1/1/18(a)		1,600,000
1,800,000	Pennsylvania State Higher Education Agency, Series A, 3.98%, 6/1/29(a)		1,800,000
2,150,000	Pennsylvania State Turnpike Commission, Series A-3, 3.94%, 12/1/30(a)		2,150,000
1,995,000	Philadelphia Water and Waste Water Revenue, 3.92%, 6/15/23(a)		1,995,000
250,000	Pittsburgh School District, 4.88%, 9/1/07(b)		250,000
2,350,000	Quakertown General Authority Revenue for Pooled Financing Program, Series A, 3.54%, 7/1/26(a)		2,350,000
1,000,000	Scranton Redevelopment Authority for Parking Facility Improvements, 4.02%, 6/1/33(a)		1,000,000
1,750,000	South Central General Authority Revenue for Wellspan Health Group, Series A, 3.92%, 6/7/23(a)		1,750,000
3,600,000	Washington County for University of Pennsylvania, 3.95%, 7/1/34(a)(b)		3,600,000
2,185,000	Westmoreland County IDA for Redstone Highlands Apartments, 4.00%, 1/1/36(a)		2,185,000
1,200,000	Wilkins Area IDA for Fairview Extended Care, Series B, 3.95%, 1/1/21(a)		1,200,000
			52,005,000

	Total Investments (Cost* $52,005,000)	95.1%	52,005,000
	Other Assets less Liabilities	4.9	2,686,651
	Net Assets	100.0%	$54,691,651

RESERVE MUNICIPAL MONEY-MARKET TRUST II - VIRGINIA MUNICIPAL MONEY-MARKET FUND

SCHEDULE OF INVESTMENTS - AUGUST 31, 2007 (Unaudited)

Principal
Amount	TAX-EXEMPT OBLIGATIONS - 81.0%		Value

	VIRGINIA - 69.7%
$400,000	Alexandria County IDA for Goodwin House, 3.94%, 10/1/35(a)		$400,000
1,175,000	Arlington County for Ballston Public Parking, 3.92%, 8/1/17(a)		1,175,000
475,000	Capital Region Airport Community for Passenger Facility, Series B, 3.98%, 6/1/35(a)		475,000
500,000	Charlottesville IDA for Seminole, Series B, 3.98%, 12/1/13(a)		500,000
1,200,000	Chesapeake County IDA for Chesapeake General Hospital, Series B, 4.02%, 7/1/31(a)		1,200,000
1,460,000	Clarke County IDA for Winchester Medical Center Inc, 4.05%, 1/1/30(a)		1,460,000
900,000	Fairfax County EDA for Greenspring Village, Series B, 3.73%, 10/1/36(a)		900,000
925,000	Fairfax County EDA for Smithsonian Institute, 3.92%, 12/1/33(a)		925,000
1,095,000	Hampton MFH for Shoreline Apartments, 3.94%, 12/1/19(a)		1,095,000
1,010,000	Hanover County IDA for Covenant Woods, 3.98%, 7/1/29(a)		1,010,000
945,000	Henrico County EDA for White Oaks Ltd Project, 4.00%, 10/1/27(a)		945,000
800,000	Henrico County EDA Residential Care for Westminster Centerbury, Series B, 3.64%, 10/1/35(a)		800,000
945,000	King George County IDA for Garnet of VA Inc. Project, 4.05%, 9/1/2(a)		945,000
600,000	Lexington IDA EFA for VMI Development Board Inc., Project, 3.88%, 12/1/36(a)(b)		600,000
400,000	Lynchburg IDA First Mortgage Revenue for VHA Mid-Atlantic, Series C, 3.75%, 12/1/25(a)		400,000
1,145,000	Peninsula Port Authority for Dominion Terminal, 3.94%, 7/1/16(a)		1,145,000
1,185,000	Portsmouth HDA MFH for Marsh Landing Project, Series A, 4.07%, 6/1/30(a)		1,185,000
250,000	Roanoke IDA Hospital Revenue for Carilion Health System, Series C-2, 3.98%, 7/1/27(a)		250,000
1,200,000	University of Virginia General Revenue, Series A, 4.05%, 6/1/34(a)(b)		1,200,000
			16,610,000
	PUERTO RICO - 11.3%
725,000	Puerto Rico Government Development Bank, 3.73%,12/1/15(a)		725,000
1,970,000	Puerto Rico Highway & Transportation Authority, Series A, 3.90%, 7/1/28(a)		1,970,000
			2,695,000

	Total Investments (Cost* $19,305,000)	81.0%	19,305,000
	Other Assets less Liabilities	19.0	4,526,592
	Net Assets	100.0%	$23,831,592

Security Type Abbreviations

CDA -	Community Development Authority
COP -	Certificate of Participation
DAR -	Development Authority Revenue Bonds
DFA -	Development Finance Agency
ECFA -	Education & Cultural Facility Authority
EDA -	Economic Development Authority Revenue Bonds
EDC -	Economic Development Corporation
EFA -	Education Facilities Authority
GAN -	Grant Anticipation Note
GO -	General Obligation Bonds
HCF -	Health Care Facilities Revenue Bonds
HCR -	Health Care Revenue
HDA -	Housing Development Authority
HDR -	Housing Development Revenue
HEFA -	Health & Education Facilities Authority
HFA -	Housing Finance Authority Revenue Bonds
HFC -	Housing Finance Corporation
HFFA -	Health Facilities Financing Authority
HRB -	Hospital Revenue Bonds
IDA -	Industrial Development Authority Revenue Bonds
IDR -	Industrial Development Agency Revenue Bonds
IFA -	Industrial Finance Authority
LGAC -	Local Government Assistance Corp.
MFH -	Multifamily Housing Revenue Bonds
MHR -	Multifamily Housing Revenue Bonds
MWFA -	Municipal Water Finance Authority
PCR -	Pollution Control Revenue Bonds
PFA -	Public Facilities Authority
PWA -	Public Water Authority
SWD -	Solid Waste Disposal
TAN -	Tax Anticipation Note
TFA -	Transitional Finance Authority
WDA -	Water Development Authority
WRA -	Water Resource Authority
WSR -	Water & Sewer System Revenue Bonds

(a)

Variable rate securities. The interest rates shown are, as reported on August 31, 2007, subject to change periodically. Securities payable on demand are collateralized by bank letters of credit or other credit agreements.

(b)	Obligations of educational facilities.
*	The cost of investments for federal income tax purposes is the same as the cost for financial reporting purposes.

Item 2.         Controls and Procedures

(a)        It is the conclusion of the registrant’s principal executive officers and principal financial officer that the effectiveness of the current disclosure controls of the registrant and each of it’s series (the “registrant”) and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)       The registrant has revised, adopted and implemented written compliance policies and procedures as required by new Rule 38a-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Board of Trustees of the registrant, including a majority of the Trustees who are not interested persons, has approved the policies and procedures of the registrant and those of each investment adviser, principal underwriter, administrator, and transfer agent of the fund, based on a finding by the Board that the policies and procedures are reasonably designed to prevent violation of the Federal Securities Laws by the registrant, and by each investment adviser, principal underwriter, administrator, and transfer agent of the registrant.

Item 3.         Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Reserve Municipal Money-Market Trust II

By (Signature and Title)*	/s/ Bruce R. Bent II	/s/ Arthur T. Bent III
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

Date        October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce R. Bent II	/s/ Arthur T. Bent III
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

By (Signature and Title)*	/s/ Patrick J. Farrell
Patrick J. Farrell
Chief Financial Officer

Date        October 30, 2007

*  Print the name and title of each signing officer under his or her signature.